One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

June 15, 2020
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century Capital Portfolios, Inc.	0000908186	May 28, 2020
American Century Investment Trust	0000908406	May 28, 2020
Ariel Investment Trust	0000798365	May 14, 2020
Baron Investment Funds Trust	0000810902	May 28, 2020
BlackRock Funds	0000844779	June 4, 2020
Goldman Sachs Trust	0000822977	May 29, 2020
Guggenheim Funds Trust	0000088525	June 9, 2020
Ivy Funds	0000883622	June 5, 2020
Janus Investment Fund	0000277751	May 29, 2020
Northern Funds	0000916620	June 5, 2020
PIMCO Funds	0000810893	June 2, 2020
Pioneer Series Trust XIV	0001077452	June 5, 2020
Prudential Jennison Small Company Fund, Inc.	0000318531	June 11, 2020
Rydex Series Funds	0000899148	June 9, 2020
Wells Fargo Funds Trust	0001081400	June 3, 2020

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company